Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Leases—The Company leases office space in Plano, TX and New York, NY under operating leases with non-cancelable lease terms that end in August 2023 and June 2025, respectively. These amounts are included in general and administrative expenses. The following is a schedule of future minimum lease payments required under the non-cancelable leases as of December 31, 2021:

Years Ending December 31,
2022	$511
2023	407
2024	334
2025	170
Thereafter	—
Total future minimum lease payments	$1,422
Rent expense for operating leases for the years ended December 31, 2021, 2020 and 2019 were $654, $709, $779 respectively.
Litigation risk— From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. Management is of the opinion that the ultimate liability, if any, from these actions will not have a material effect on its financial condition or results of operations. The Company is not currently aware of any indemnification or other claims, except as discussed below and has not accrued any liabilities related to such obligations in the consolidated financial statements as of December 31, 2021 and 2020.
Except as set forth below, the Company and its subsidiaries are not a party to, and their properties are not the subject of, any material pending legal proceedings.
DCA Litigation
On April 9, 2021, Daiwa Corporate Advisory LLC (formerly known as DCS Advisory LLC) (“DCA”), a financial advisory firm, served the Company with a summons and a complaint filed in the Supreme Court of the State of New York, New York County, in a matter bearing the index number 652164/2021. The complaint relates to a March 22, 2018 letter agreement (the “Letter Agreement”) entered into by DCA and Legacy Katapult. Among other things, DCA alleges that the Letter Agreement confers upon DCA (i) a right to act as the “exclusive financial advisor” with respect to certain transactions defined in the Letter Agreement, (ii) a right to a “Placement Fee” and/or “mutually-agreed upon fees” in connection with such advisory roles, and (iii) a right to a $100 termination fee payable in certain circumstances by the Company in the event that the Company terminated the Letter Agreement. For its first cause of action, DCA alleges that the Company “breached the Letter Agreement by failing and/or refusing to extend to DCA the opportunity to exercise its right of first refusal in connection with” certain transactions and the PIPE Investment. DCA seeks “damages in an amount to be determined at trial” with respect to this first cause of action. For its second cause of action, DCA alleges that, assuming the Company properly terminated the Letter Agreement in April 2019 (which DCA disputes), the Company, Inc. “also breached the Letter Agreement by failing to pay DCA a termination fee when it terminated the Letter Agreement.” DCA seeks “damages in an amount to be determined at trial, but no less than $100” with respect to this second cause of action. With respect to both causes of action, DCA also seeks attorneys’ fees and costs pursuant to the Letter Agreement, an award of pre- and- post -judgment interest, and such other and further relief as the Court deems just and proper.
On May 24, 2021, the Company filed its answer to the complaint and also asserted counterclaims against DCA for breach of contract and for breach of the duty of good faith and fair dealing. In connection with its counterclaims, the Company is seeking damages in the amount of approximately $10,600 as well as attorneys’ fees and costs. The Company disputes the allegations in DCA’s complaint and intends to vigorously defend against the claims.
On July 29, 2021, the court entered a Preliminary Conference Order, which was subsequently amended on September 13, 2021 and October 25, 2021. The Amended Scheduling Order dated October 25, 2021 provides that:
the parties must complete fact discovery on or before May 13, 2022; they must serve any expert disclosures by June 10, 2022; they must complete all discovery no later than June 24, 2022; and any motions for summary judgment must be filed by July 29, 2022. The parties are currently engaged in discovery.
The Company has not recorded any loss or gain contingencies associated with this matter as it is not probable or reasonably estimable at December 31, 2021.
Shareholder Litigation
On August 27, 2021, a putative class action lawsuit was filed in the U.S. District Court for the Southern District of New York against Katapult Holdings, Inc., two officers of FinServ, one of whom is a current Company director, and two officers of Legacy Katapult, both of whom are current Company officers. The lawsuit is captioned McIntosh v. Katapult Holdings, Inc., et al. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and seeks an unspecified amount of damages on behalf of persons and entities that purchased or otherwise acquired Katapult securities between December 18, 2020 and August 10, 2021, inclusive (the “Putative Class”). The complaint alleges that defendants misled the Putative Class by failing to disclose that the Company was experiencing declining e-commerce retail sales and consumer spending, lacked visibility into its consumers’ future buying behavior, and had no reasonable basis for positive statements about its business, operations, and prospects. On October 26, 2021, seven investors filed motions to be appointed lead plaintiff of the Putative Class. The Company and the other defendants intend to vigorously defend against the claims in this action.
The Company has not recorded any loss or gain contingencies associated with this matter as it is not probable or reasonably estimable at December 31, 2021.